Taxation (Details) - Schedule of per share effect of the tax holiday (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Per Share Effect Of The Tax Holiday Abstract
Per share effect – diluted	$ 0.00	$ 0.00